Lease - Balances reported in the consolidated balance sheets related to the Group's leases (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 9,067,885	$ 13,960,092
Operating lease liabilities	$ 8,911,017	$ 13,880,156